LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	12.31.2024			12.31.2023
	Current	Non-current	Total	Current	Non-current	Total
Leases (c.1)	4,520,626	10,725,980	15,246,606	3,877,090	9,718,949	13,596,039

Debentures – 7th issue (c.2)	1,695,214	2,000,000	3,695,214	221,589	3,500,000	3,721,589

Loans and financing (c.3)	232,118	1,572,592	1,804,710	376,981	1,042,618	1,419,599
5G Licences (c.3.1)	62,811	942,159	1,004,970	351,291	949,395	1,300,686
Liabilities for the acquisition of a company (c.3.2)	26,182	207,167	233,349	25,690	63,198	88,888
Tax Refinancing and Amnesty Program (c.3.3)	130,563	313,799	444,362	—	—	—
Financial institutions (c.3.4)	2,386	2,500	4,886	—	—	—
Other creditors (c.3.5)	10,176	106,967	117,143	—	30,025	30,025
Total	6,447,958	14,298,572	20,746,530	4,475,660	14,261,567	18,737,227
All liabilities shown in the table above were contracted in national currency (R$), except for the loan agreement entered into on September 26, 2024, between the Company's subsidiary - CloudCo Brasil and Telefónica Cybersecurity & Cloud Tech (a Telefónica Group company), which was contracted in foreign currency (euros).

Schedule of balance of amounts payable relating to finance leases

	12.31.2024	12.31.2023
Nominal value payable	20,401,868	18,075,084
Unrealized financial expenses	(5,155,262)	(4,479,045)
Present value payable	15,246,606	13,596,039

Current	4,520,626	3,877,090
Non-current	10,725,980	9,718,949

Schedule of repayments by year of maturity

			Loans and financing
Year	Leases	Debentures	5G Licences	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Financial institutions	Other creditors	Total
2026	3,481,994	—	62,811	37,321	91,817	2,500	22,707	3,699,150
2027	2,520,201	2,000,000	62,811	45,550	91,817	—	71,016	4,791,395
2028	1,896,077	—	62,811	29,829	91,817	—	13,244	2,093,778
2029	1,335,348	—	62,811	94,467	38,348	—	—	1,530,974
2030 onwards	1,492,360	—	690,915	—	—	—	—	2,183,275
Total	10,725,980	2,000,000	942,159	207,167	313,799	2,500	106,967	14,298,572

Schedule of changes in borrowings

			Loans and financing
	Leases	Debentures	5G Licences	Financial institutions	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Other creditors	Total
Balance on December 31, 2022	12,032,603	3,736,833	1,843,971	1,073,090	615,299	—	—	19,301,796
Additions(1)	4,738,994	—	—	—	—	—	30,025	4,769,019
Exchange variation (Note 28.)	—	—	—	(52,254)	—	—	—	(52,254)
Financial charges (Note 28.)	1,392,570	486,521	105,563	68,517	38,070	—	943	2,092,184
Business combination – Vale Saúde Sempre	—	—	—	—	25,815	—	—	25,815
Dispute settlement agreement - Acquisition of Oi mobile UPI – Reversion to results for the period (Notes 27. and 28.)	—	—	—	—	(277,507)	—	—	(277,507)
Dispute settlement agreement - Acquisition of Oi mobile UPI – Compensation with judicial deposits	—	—	—	—	(277,507)	—	—	(277,507)
Write-offs (cancellation of contracts)	(331,827)	—	—	—	(6,271)	—	—	(338,098)
Write-offs (payments), principal	(2,754,909)	—	(616,936)	(1,056,060)	(24,038)	—	—	(4,451,943)
Write-offs (payments), financial charges	(1,481,392)	(501,765)	(31,912)	(33,293)	(4,973)	—	(943)	(2,054,278)
Balance on December 31, 2023	13,596,039	3,721,589	1,300,686	—	88,888	—	30,025	18,737,227
Additions(1)	4,774,379	—	—	—	—	484,654	83,084	5,342,117
Exchange variation (Note 28.)	—	—	—	—	—	—	2,598	2,598
Financial charges (Note 28.)	1,630,993	417,048	54,587	73	7,458	21,443	9,759	2,141,361
Business combination – IPNET (Note 1.c.2.)	—	—	—	5,563	163,792	—	—	169,355
Write-offs (cancellation of contracts)	(69,121)	—	—	—	—	—	—	(69,121)
Write-offs (payments), principal	(3,081,545)	—	(331,687)	(750)	(22,927)	(58,130)	—	(3,495,039)
Write-offs (payments), financial charges	(1,600,192)	(443,423)	(18,616)	—	(3,862)	(3,605)	(8,323)	(2,078,021)
Other changes	(3,947)	—	—	—	—	—	—	(3,947)
Balance on December 31, 2024	15,246,606	3,695,214	1,004,970	4,886	233,349	444,362	117,143	20,746,530